Share-based compensation - Disclosure of deferred and restricted share units (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period	408,564	325,207
Number of units, granted	64,720	97,995
Number of units reinvested dividends	5,185	5,558
Number of units, settled	(102,266)	(20,196)
Number of units, forfeited	0	0
Number of units, end of period	376,203	408,564
Number of units, vested	311,010	309,862
RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period	1,242,902	1,190,038
Number of units, granted	293,610	504,560
Number of units reinvested dividends	15,102	17,143
Number of units, settled	(398,173)	(365,399)
Number of units, forfeited	(275,044)	(103,440)
Number of units, end of period	878,397	1,242,902
Number of units, vested	0	0